UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Mid-Cap Value Fund	September 30, 2016

T. Rowe Price Mid-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 93.8%		
CONSUMER DISCRETIONARY 10.1%		
Diversified Consumer Services 0.6%		
Strayer Education (1)(2)	1,587,964	74,126
		74,126
Leisure Products 1.2%		
Mattel	4,557,200	137,992
Sankyo-Gunma (JPY)	431,400	14,729
		152,721
Media 5.7%		
News Corp, Class A	15,027,961	210,091
Pearson (GBP)	3,983,502	38,912
Scholastic	1,467,520	57,762
Tribune Media (1)	5,479,500	200,111
Viacom, Class B	5,187,700	197,651
		704,527
Specialty Retail 2.2%		
Chico's	5,552,900	66,080
Gap	5,342,500	118,817
Tiffany	1,275,000	92,603
		277,500
Textiles, Apparel & Luxury Goods 0.4%		
Coach	1,246,700	45,580
		45,580
Total Consumer Discretionary		1,254,454

CONSUMER STAPLES 8.3%		
Beverages 0.9%		
Carlsberg, Series B (DKK)	1,109,335	105,983
		105,983
Food & Staples Retailing 1.0%		
Sysco	2,530,200	124,005
		124,005
Food Products 5.1%		
Archer-Daniels-Midland	2,985,900	125,915
Bunge Limited	4,514,700	267,406
Flowers Foods	4,799,600	72,570
Hershey Foods	862,500	82,455
McCormick	624,200	62,370
Tootsie Roll Industries	653,153	24,056
		634,772
Personal Products 1.3%		
Coty, Class A	1,872,600	44,006
Edgewell Personal Care (2)	1,551,861	123,404
		167,410
Total Consumer Staples		1,032,170
ENERGY 11.0%		
Energy Equipment & Services 0.5%		
SEACOR Holdings (1)(2)	924,597	55,004
		55,004
Oil, Gas & Consumable Fuels 10.5%		
Apache	3,960,600	252,963
Cameco	8,683,900	74,334
Canadian Natural Resources	6,318,700	202,451
CONSOL Energy	6,247,500	119,952

Devon Energy	2,653,900	117,063
Hess	4,277,500	229,360
Murphy Oil	8,180,000	248,672
PrairieSky Royalty (CAD)	591,268	12,056
Southwestern Energy (2)	3,443,900	47,664
		1,304,515
Total Energy		1,359,519
FINANCIALS 22.8%		
Banks 4.3%		
Commerce Bancshares	280,646	13,825
Fifth Third Bancorp	9,323,700	190,763
First Horizon National (1)	11,598,595	176,646
Popular	2,063,700	78,875
WestAmerica Bank (1)	1,513,507	77,007
		537,116
Capital Markets 5.1%		
E*TRADE Financial (2)	2,771,060	80,693
Lazard, Class A	3,517,003	127,878
LPL Financial Holdings	4,187,800	125,257
Northern Trust	3,519,940	239,321
Waddell & Reed Financial, Class A	3,324,890	60,380
		633,529
Consumer Finance 2.0%		
Ally Financial	3,763,490	73,275
Synchrony Financial	6,392,500	178,990
		252,265
Diversified Financial Services 2.2%		
Groupe Bruxelles Lambert (EUR)	305,522	27,086
Leucadia National	10,873,700	207,035

Pargesa Holding (CHF)	518,336	35,479
		269,600
Insurance 8.2%		
Brown & Brown	2,227,600	84,003
CNA Financial	3,826,600	131,673
First American Financial	1,120,924	44,030
FNF	2,281,324	84,204
Kemper	2,453,143	96,458
Loews	4,025,793	165,661
Marsh & McLennan	2,027,900	136,376
Progressive	3,437,900	108,294
White Mountains Insurance Group	202,755	168,287
		1,018,986
Thrifts & Mortgage Finance 1.0%		
Capitol Federal Financial	5,448,785	76,664
PHH (1)(2)	3,132,300	45,262
		121,926
Total Financials		2,833,422
HEALTH CARE 9.2%		
Biotechnology 2.1%		
Alkermes (2)	3,430,200	161,322
Seattle Genetics (2)	1,736,844	93,807
		255,129
Health Care Equipment & Supplies 4.7%		
Baxter International	3,158,300	150,335
Haemonetics (1)(2)	2,742,200	99,295
Halyard Health (2)	1,003,568	34,784
Hologic (2)	7,701,133	299,035
		583,449

Professional Services 0.9%		
ManpowerGroup	1,499,980	108,388
		108,388
Total Industrials & Business Services		1,070,566
INFORMATION TECHNOLOGY 2.5%		
Communications Equipment 0.3%		
ADTRAN	2,270,100	43,450
		43,450
Electronic Equipment, Instruments & Components 0.5%		
AVX	4,597,409	63,398
		63,398
Semiconductor & Semiconductor Equipment 1.7%		
Applied Materials	2,563,000	77,274
Marvell Technology Group	9,821,703	130,334
		207,608
Total Information Technology		314,456
MATERIALS 8.2%		
Chemicals 1.0%		
FMC	1,606,400	77,653
Scotts Miracle Gro	537,012	44,717
		122,370
Construction Materials 2.3%		
Vulcan Materials	2,501,200	284,462
		284,462
Containers & Packaging 0.7%		
Westrock	1,737,442	84,231
		84,231

Metals & Mining 3.4%		
Compania de Minas Buenaventura, ADR (2)	2,036,795	28,189
Franco-Nevada (CAD)	2,949,600	206,075
Newmont Mining	2,932,900	115,234
Nucor	1,623,700	80,292
		429,790
Paper & Forest Products 0.8%		
Louisiana Pacific (2)	5,071,100	95,489
		95,489
Total Materials		1,016,342
REAL ESTATE 4.4%		
Equity Real Estate Investment Trusts 4.3%		
Equity Commonwealth, REIT (2)	3,240,300	97,922
Macerich Company, REIT	1,494,492	120,860
Rayonier, REIT (1)	7,061,800	187,420
Taubman Centers, REIT	312,300	23,238
Weyerhaeuser, REIT	3,293,500	105,194
		534,634
Real Estate Management & Development 0.1%		
St. Joe (2)	762,754	14,020
		14,020
Total Real Estate		548,654
TELECOMMUNICATION SERVICES 0.3%		
Wireless Telecommunication Services 0.3%		
Telephone & Data Systems	1,504,383	40,889
Total Telecommunication Services		40,889

UTILITIES 3.6%		
Electric Utilities 2.5%		
FirstEnergy	9,498,590	314,213
		314,213
Independent Power & Renewable Electricity Producers 1.1%		
NRG Energy	11,434,145	128,177
		128,177
Total Utilities		442,390
Total Miscellaneous Common Stocks 4.8% (3)		594,608
Total Common Stocks (Cost $9,497,495)		11,642,517
SHORT-TERM INVESTMENTS 6.4%		
Money Market Funds 6.4%		
T. Rowe Price Government Reserve Fund, 0.32% (1)(4)	787,621,049	787,621
Total Short-Term Investments (Cost $787,621)		787,621
Total Investments in Securities 100.2% of Net Assets (Cost $10,285,116)		**$ 12,430,138**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Affiliated Company
(2) Non-income producing
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Seven-day yield
ADR American Depository Receipts
CAD Canadian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
JPY Japanese Yen
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund incepted on June 28, 1996. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2016:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2016.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments for federal income tax purposes was $10,285,116,000. Net unrealized gain aggregated $2,145,015,000 at period-end, of which $2,612,693,000 related to appreciated investments and $467,678,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 22, 2016